SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of accounting	Basis of accounting The financial statements of the Plan are prepared under the accrual method of accounting.
Investment valuation and income recognition
Investment valuation and income recognition
The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year, in addition to capital gain distributions.

Notes receivable from participants
Notes receivable from participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the Plan document.

Administrative expenses
Administrative expenses
The Plan’s expenses are paid either by the Plan, participants, or the Company, as provided by the Plan document. Expenses that are paid directly by the Company are excluded from these financial statements. Certain expenses incurred in connection with the general administration of the Plan that are paid by the Plan are recorded as deductions in the accompanying statements of changes in net assets available for benefits. In addition, certain investment related expenses are included in net appreciation or depreciation of fair value of investments presented in the accompanying statements of changes in net assets available for benefits.

Use of estimates
Use of estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires the Plan’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates and assumptions.

Payment of benefits	Payment of benefits Benefits are recorded when paid.
Subsequent events	Subsequent events The Plan has evaluated subsequent events and determined no subsequent events have occurred requiring adjustments to the financial statements or disclosures.